Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consists of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Buildings	$624,047	$601,408
Machinery, equipment and furniture	1,993,537	1,920,530
Motor Vehicles	181,709	175,117
Construction-in-progress (“CIP”) (1)	13,315,858	12,832,806
Subtotal	16,115,151	15,529,861
Less: accumulated depreciation	(1,524,681)	(1,357,898)
Property, plant and equipment, net	$14,590,470	$14,171,963

(1)	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s VIE, Xi’an App-Chem Bio(Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95 million (approximately $14.5 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment.

Schedule of Future Minimum Capital Expenditures on the Construction-in-progress

As of March 31, 2021, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Twelve months ending March 31,	Capital Expenditure on CIP

2022	$686,342
2023	373,283
2024	-
2025	579,577
Total	$1,639,202